Postretirement Medical Benefits	9 Months Ended	12 Months Ended
	Nov. 03, 2018	Feb. 03, 2018
Retirement Benefits [Abstract]
Postretirement Medical Benefits

13. Postretirement Medical Benefits

Net periodic benefit cost recognized for the thirteen weeks and thirty-nine weeks ended November 3, 2018 and October 28, 2017 consists of the following (in thousands):

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	November 3, 2018	October 28, 2017	November 3, 2018	October 28, 2017
Company service cost	$36	$46	$108	$137
Interest cost	38	37	113	111
Net prior service credit amortization	(174)	(174)	(521)	(521)
Amortization of unrecognized gain	(79)	(63)	(237)	(188)

Net periodic postretirement benefit cost	$(179)	$(154)	$(537)	$(461)

The components of net periodic benefit cost are included in the line item SG&A in the income statement.

14. Postretirement Medical Benefits

The Company has a defined benefit postretirement medical plan which covers employees who retire after age 55 with at least 10 years of service, who are not eligible for Medicare, and who participated in a Company-sponsored medical plan. Spouses and eligible dependents are also covered under the plan. Amounts contributed by retired employees under this plan are based on years of service prior to retirement. The plan was amended in 2015 to limit eligibility to only those who meet the eligibility criteria, of age and years of service, by June 30, 2017. The plan can no longer accept any new enrollees with estimated future benefit payments ending by June 30, 2027.

The Company recognizes the funded status of the postretirement medical plan in the balance sheet. The funded status represents the difference between the projected benefit liability obligation of the plan and the fair value of the plan’s assets. Previously unrecognized deferred amounts such as actuarial gains and losses and the impact of plan changes are included in accumulated other comprehensive income. Changes in these amounts in future years are adjusted as they occur through accumulated other comprehensive income. The discount rates presented in the tables below were selected by referencing yields on high quality corporate bonds, using the Citigroup Pension Yield Curve.

Obligation and Funded Status

The change in obligation and funded status of the plan at January 28, 2017 and February 3, 2018 was as follows (in thousands):

	Fiscal Year Ended January 28, 2017	Fiscal Year Ended February 3, 2018
Change in Obligation
Projected benefit obligation at beginning of period	$6,182	$5,927
Company service cost	204	182
Interest cost	142	147
Plan participants’ contributions	302	316
Net actuarial gain/(loss)	590	(392)
Benefit payments made directly by the Company	(1,493)	(820)

Projected benefit obligation at end of period	$5,927	$5,360

Change in Plan Assets
Fair value of plan assets at beginning of period	$—	$—
Company contributions	1,191	504
Plan participants’ contributions	302	316
Benefit payments made directly by the Company	(1,493)	(820)
Fair value of plan assets at end of period	—	—

Funded status at end of year	$(5,927)	$(5,360)

The funded status of the plan as of February 3, 2018 is recognized as a net liability in other noncurrent liabilities on the consolidated balance sheet. The Company expects to contribute approximately $0.7 million to the postretirement plan in 2018.

Components of Net Periodic Benefit Cost and Amounts Recognized in Other Comprehensive Income

Net periodic postretirement benefit cost for the last three fiscal years consists of the following (in thousands):

	Fiscal Year Ended January 30, 2016	Fiscal Year Ended January 28, 2017	Fiscal Year Ended February 3, 2018
Company service cost	$491	$204	$182
Interest cost	198	142	147

	689	346	329
Net prior service credit amortization	(229)	(693)	(693)
Amortization of unrecognized gain	(490)	(510)	(250)

Net periodic postretirement benefit cost	$(30)	$(857)	$(614)

Discount rate used to determine cost	2.76%	2.45%	2.63%
Health care cost trend rates	7.00%	7.00%	7.00%

The change in accumulated other comprehensive income (“AOCI”), gross of tax, consists of the following (in thousands):

	Fiscal Year Ended January 28, 2017	Fiscal Year Ended February 3, 2018
AOCI at the beginning of period	$(5,675)	$(3,882)
Net prior service credit amortization	693	693
Amortization of net actuarial gain	510	250
Net actuarial (gain) loss for the period	590	(392)

AOCI at the end of the period	$(3,882)	$(3,331)

The Company expects to amortize approximately $0.3 million of net actuarial gain from AOCI into net periodic postretirement benefit cost in 2018.

Assumptions

The following weighted-average assumptions were used to determine the postretirement benefit obligations:

	January 28, 2017	February 3, 2018
Discount rate	2.63%	3.00%
Health care cost trend rate assumed for next year	7.00%	6.50%
Ultimate trend rate	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2021	2024

Assumed health care cost trend rates have a significant effect on the amounts reported for the post-retirement health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects as of February 3, 2018:

Effect of 1% Increase in Medical Trend Rates (in Thousands)
Postretirement benefit obligation increases by	$283
Total of service and interest cost increases by	20
Effect of 1% Decrease in Medical Trend Rates (in Thousands)
Postretirement benefit obligation decreases by	$268
Total of service and interest cost decreases by	19

Cash Flows

The estimated future benefit payments for the postretirement health care plan at February 3, 2018 are (in thousands):

Fiscal Year	Future minimum payments
2018	$733
2019	800
2020	727
2021	712
2022	734
2023 to 2027	2,717